Asset Retirement Obligations (Detail) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Asset Retirement Obligation [Line Items]
Opening balance, January 1	23	22
Accretion	1	1
Liabilities settled	(1)
Closing balance, December 31	23	23